Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Name of the Related Parties and Relationship with the Company	The related parties that had transactions or balances with the Company in 2024 and 2023 consisted of:
Related Parties	Relationship with the Company
Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”)

The former shareholder of Tiancheng Jinhui from June 18, 2020 to June 30, 2022. And as of December 31, 2024, Mr. Ruilin Xu still holds 48.51% equity interest in Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”). The Company provided advisory and transaction services for Tiancheng Capital.

Mr. Ruilin Xu	The Company’s Chief Executive Officer and director, paid certain professional fees or salaries on behalf of the company.

Mr. Siqi Cao	The Company’s director, paid certain professional fees on behalf of the Company.

Shenzhen CIC Consulting Co., Ltd.	Mr. Zhiliang Hu holds 30% equity interest in Shenzhen Zhongtou Business Consulting Co., Ltd.

Shenzhen Zhongtou Shunshi Investment Management Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co.,Ltd.

Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.,Ltd.	Both Mr. Zhiliang Hu and Ms. Xiaohuang Hong each hold a 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd. Additionally, Ms. Xiaohuang Hong holds a 50% equity interest in Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co., Ltd.

Shenzhen Zhongtou Industrial Planning & Consulting Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Planning & Consulting Co.

Shenzhen Zhongtou Big Data Technology Co.,Ltd.	Both Mr. Zhiliang Hu and Ms. Xiaohuang Hong each hold a 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd.

Ms. Li Qian	Ms. Li Qian is the spouse of Mr. Zhiliang Hu.

Shenzhen Zhongtou Industrial Treasure Network Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Treasure Network Co.

Mr. Zhiliang Hu	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co., Ltd.

Infinity worldwide holding.,Ltd.	Infinity worldwide holding., Ltd is the shareholders of the company and holds 2.847% interest rights.

Shaanxi Tiancheng Jinhui Investment Co., Ltd. (Formally known as “Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd.”)	Shaanxi Tiancheng Jinhui Investment Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital holds 52% equity interest in the party until December 8, 2021.

Guangzhou Tianyi Technology Co., Ltd. (Formally known as “Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.”)	Guangzhou Tianyi Technology Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital holds 51% equity interest in the party since March 3, 2020.

Schedule of Related Party Balances	Related party balances
	December 31, 2024	December 31, 2023
Accounts payable-related party
Guangzhou Tiancheng Capital Management Group Co., Ltd.	$17,673	$146,903
Subtotal	17,673	146,903
Less: Total accounts payable-related party from discontinued operations	-	-
Total accounts payable-related party	$17,673	$146,903

Due from related parties *
Shenzhen CIC Consulting Co., Ltd.	$217,651	$502,314
Shenzhen Zhongtou Shunshi Investment Management Co.	113,801	357,967
Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.	-	29,958
Shenzhen Zhongtou Industrial Planning & Consulting Co.	-	101,692
Shenzhen Zhongtou Big Data Technology Co.	25,441	25,606
Ms. Li Qian	-	12,253
Shenzhen Zhongtou Industrial Treasure Network Co.	40,086	86,973
Mr. Zhiliang Hu	11,646	2,336
Subtotal	408,625	1,119,099
Less: Total due from related parties from discontinued operations	408,625	1,119,099
Total due from related parties	$-	$-

Due to related parties *
Mr. Ruilin Xu (the Company’s Chief Executive Officer)	$28,907	$29,719
Infinity worldwide holding ltd	120,674	120,674
Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.	-	2,817
Shenzhen Zhongtou Industrial Planning & Consulting Co.	-	10,578
Shenzhen Zhongtou Industrial Treasure Network Co.	-	25,775
Ms. Li Qian	-	24,226
Guangzhou Tiancheng Capital Management Group Co., Ltd.	68,500	-
Mr. Zhiliang Hu	616	-
Subtotal	218,697	213,789
Less: Total due to related parties from discontinued operations	616	63,395
Total due to related parties	$218,081	$150,394

*	The above balances are due on demand, interest-free and unsecured. The Company used the funds for its operations.

Schedule of Related Party Transactions	Related party transactions
Name of related parties	December 31, 2024	December 31, 2023	December 31, 2022
Revenues
Guangzhou Tiancheng Capital Management Group Co., Ltd.	$134,138	$612,863	$-
Total revenues	134,138	$612,863	$-

Cost of revenues from continuing operations
Guangzhou Tiancheng Capital Management Group Co., Ltd.	$147,298	$147,298	$-
Total cost of revenues from continuing operations	$147,198	$147,298	$-
Cost of revenues from discontinued operations
Shenzhen Zhongtou Industrial Economic Consulting Co., Ltd.	$104,880	$-	$-
Shenzhen Zhongtou Industry Research Institute Co., Ltd.	207,575	-	-
Shenzhen Zhongtou Business Consulting Co., Ltd.	440,376	-	-
Total cost of revenues from discontinued operations	752,831	-	-